UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Peachtree Cable Holdings, Ltd.
Address:  201 Main Street, Suite 3100
          Fort Worth, Texas 76102

Form 13F File Number:  28-5202

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title: Vice President of Member of General Partner of General Partner of General Partner of General Partner
Phone:    817/390-8400

Signature, Place, and Date of Signing:

/s/ W.R. Cotham          Fort Worth, Texas        May 11, 2001

Report Type (Check only one.):

[X]   13F HOLDINGS REPORT.

[ ]   13F NOTICE.

[ ]   13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $341,141 (thousands)

List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE

Name of               Title of     Cusip     Value  Shares/   SH/  Put/    Invstmnt   Other     Voting Authority
Issuer                  Class              (x$1000) Prn/Amt   PRN  Call    Discretn    Mgrs   Sole   Shared   None

AT&T Corp                COM     001957109   115234  5410042  SH           Sole               5410042
Qwest Communications     COM     749121109   225907  6445274  SH           Sole               6445274
  Intl Inc.

